February 11, 2019
Securities and Exchange Commission
100 F. Street, NE
Washington, DC 20549
RE:	Thrivent Variable Annuity Account I Initial N-4 Registration Statement 1933 Act File No. (1933 Act File No. to be assigned) 1940 Act File No. 811-21111
Commissioners:
On behalf of Thrivent Variable Annuity Account I (the “Variable Account,” or “Registrant”), a separate account established by Thrivent Financial for Lutherans, a fraternal benefit society organized under Wisconsin law (the “Company”), we hereby electronically file the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933, as amended (“Securities Act”), which constitutes post-effective amendment number 28 under the Investment Company Act of 1940, as amended (“1940 Act”).
To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.
1.Registration Statement
The Company, on behalf of Registrant, is filing the Registration Statement to register the offering of its AdvisorFlex deferred variable annuity contract (“Contract”) on a different basis. Specifically, the new offering of the Contract contemplated by the Registration Statement would be on a basis that includes the application of the Company’s Member Dispute Resolution Program (“MDRP”), a mandatory arbitration process that is described in the Company’s Bylaws, which Bylaws constitute a part of the Contract.
By way of background, pursuant to discussions with the Commission staff [in January 2000], the Company, on behalf of its separate accounts supporting variable annuities and variable life insurance products (collectively, “variable products”), voluntarily undertook not to enforce the MDRP provisions in connection with the offering of variable products that it issued through its separate accounts (“Voluntary Undertaking”).
The Company believes that the time is long past due to eliminate that Voluntary Undertaking. As disclosed in the prospectus, the Company is a not-for-profit financial services membership organization of Christians helping its members achieve financial security and give back to their communities. As a fraternal organization, all persons who become members of the Company are subject to the MDRP provisions in its Bylaws. Furthermore, the Company’s variable products are only offered to members of the Company or persons who are eligible for membership and who are applying for membership. All of the Company’s variable products contractually consist of not only the contract itself, amendments and riders thereto, and the contract application, but also the Company’s Articles of Incorporation and Bylaws, as amended. It follows that Company members who purchase its variable products have already agreed to the MDRP provisions. The Voluntary Undertaking, however, results in the disparate treatment of Company members, depending on whether they purchase a variable product or a non-variable product (which is not subject to the Voluntary Undertaking). In addition, Supreme Court jurisprudence has clearly continued to develop in the direction of favoring mandatory arbitration.
Accordingly, the Company is seeking to offer the Contract on the basis stated herein, which includes the MDRP. In addition, at the appropriate time the Company intends to seek similar treatment for the offering of all of its variable products pursuant to Rule 485(b)(1)(vii) under the Securities Act.
As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•	year-end audited financial statements of the Company and the Registrant,
•	any exhibits required by Form N-4 that have not yet been filed, and
•	any disclosure changes made in response to Commission staff comments.
2. Request for Selective Review
We respectfully request selective review of the Registration Statement pursuant to: (i) Division of Investment Management Accounting and Disclosure Information 2018-06 (June 12, 2018) (“ADI 2018-06”); (ii) Division of Investment Management IM Guidance Update No. 2016-06 (Dec. 2016) (“2016 IM Guidance”) and (iii) Securities Act Release No. 6510 (Feb. 15, 1984) ("Release"). The Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing." The Release further states that "the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date." In view of Registrant’s timetable, discussed in 3, below, we would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.
In support of our request, and consistent with the requirements of ADI 2018-06, the 2016 IM Guidance, and the Release, we respectfully note that the disclosure describing the offering of the Contract is identical in all material respects to that which the Commission staff has previously reviewed for the current offering of the Contract (File Nos. 333-216125 and 811-21111), except for the disclosure regarding the MDRP. In this regard, the prospectus contained in the Registration Statement is the same as the current prospectus for the Contract, dated April 30, 2018, with the exception of (1) the disclosure of the MDRP that appears in the General Provisions section of the prospectus contained in the Registration Statement, and (2) numerical and other information that is ordinarily updated each year. As a result, the MDRP disclosure is the only specific area that warrants particular attention.
3. Timetable for Effectiveness
At the appropriate time, Registrant or its counsel, Carlton Fields Jorden Burt, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter has authorized its counsel to state on its behalf that it is aware of its obligations under the Securities Act. Please feel free to call me at 920-628-2347 with any questions or comments on the filing.
Respectfully,
/s/ Cynthia K. Mueller
Cynthia K. Mueller
Senior Counsel